SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation - Development Stage Company

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The Company has not earned any revenue from operations. Accordingly,

the Company's activities have been accounted for as those of a "Development

Stage Enterprise" as set forth in Accounting Standards Codification ("ASC") 915

"Development Stage Entities", which was previously Financial Accounting

Standards Board Statement No. 7 ("SFAS 7"). Among the disclosures required by

ASC 915 are that the Company's financial statements be identified as those of a development stage company, and that the statements of operations, stockholders'

equity/(deficit) and cash flows disclose activity since the date of the

Company's inception.

Accounting Method

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The Company's financial statements are prepared using the accrual method of accounting. The Company has elected a fiscal year ending on December

31.

Intangible Assets

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The Company evaluates the recoverability of identifiable intangible assets whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. There was no impairment loss for the period from November 5, 2008 (inception) to December 31, 2011.

Income Taxes

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The Company accounts for income taxes as outlined in ASC 740 "Income

Taxes", which was previously Financial Accounting Standards Board (FASB)

Statement No. 109, ("Accounting for Income Taxes"). Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. There were no current or deferred income tax expense or benefits due to the Company not having any material operations for the period ended December 31, 2011.

Cash Equivalents

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The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Estimates

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The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Determination of fair values involves subjective judgment and estimates not susceptible to substantiation by auditing procedures. Accordingly, under current auditing standards, the notes to our financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on our financial statements.

Impairment of Long-Lived Assets

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In accordance with ASC 360-10-05-4 "Property, Plant, and

Equipment-Impairment or Disposal of Long-Lived Assets", which was previously

Financial Accounting SFAS No.144, "Accounting for the Impairment or Disposal of

Long-lived Assets", the Company assesses long-lived assets, such as property and equipment and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be fully recoverable. Recoverability of asset groups to be held and used in measured by a comparison of the carrying amount of an asset group to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of an asset group exceeds the fair value of the asset group. The

Company evaluated its long-lived assets and no impairment charges were recorded for any of the periods presented.

Basic Loss Per Common Share

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Basic loss per common share has been calculated based on the weighted average number of shares outstanding during the period after giving retroactive effect to stock splits. There are no dilutive securities at December 31, 2011 for purposes of computing fully diluted earnings per share.

Dividends

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The Company has not yet adopted any policy regarding payment of dividends. No dividends have been paid or declared since inception.

Share-Based Payments

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The Company adopted ASC 718 "Compensation - Stock Compensation", which was previously Statement of Financial Accounting standards ("SFAS") No. 123

(Revised December 2004), "Share-Based Payment" (SFAS No. 123R), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options,

employee stock purchases related to an employee stock purchase plan and restricted stock units based on estimated fair values of the awards over the requisite employee service period. SFAS No. 123R supersedes Accounting

Principles Board Opinion No. 25 ("APB No. 25"), "Accounting for Stock Issued to

Employees", which the company previously followed in accounting for stock-based awards. In March 2005, the SEC issued Staff Bulletin No. 107("SAB No. 107"), to provide guidance on SFAS 123R. The Company has applied SAB No. 107 in its adoption of SFAS No. 123R.

Under SFAS No. 123R, stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award, and is recognized on a straight-line basis as expense over the employee's requisite service period.

The Company adopted the provisions of the SFAS 123R in its fiscal year ended

December 31, 2008 using the modified prospective application method.

The valuation provisions of SFAS 123R apply to new awards and to awards that are outstanding on the effective date (or date of adoption) and subsequently modified or cancelled; prior periods are not revised for comparative purposes. Estimated compensation expense for awards outstanding on the effective date will be recognized over the remaining service period using the compensation cost calculated for pro forma disclosure under FASB Statement

No. 123, "Accounting for Stock-Based Compensation".

Fair value of Financial Instruments

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Financial instruments consist principally of cash, trade and related party payables, accrued liabilities, short-term obligations and notes payable.

The carrying amounts of such financial instruments in the accompanying balance sheets approximate their fair values due to their relatively short-term nature.

It is management's opinion that the Company is not exposed to any significant currency or credit risks arising from these financial instruments.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation

("FDIC"). At December 31, 2011, the Company had no amounts in excess of the FDIC insured limit.

Related Parties

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Related parties, which can be a corporation, individual, investor or another entity are considered to be related if the party has the ability,

directly or indirectly, to control the other party or exercise significant influence over the Company in making financial and operating decisions.

Companies are also considered to be related if they are subject to common control or common significant influence. The Company has these relationships.

Reclassification

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Certain amounts in the prior year financial statements have been reclassified to conform to current year presentation. Those reclassification adjustments had no effect on the Company's previously reported net loss.

Recent Accounting Pronouncements

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In February 2010, the FASB issued ASU 2010-09, "Subsequent Events

(Topic 855) - Amendments to Certain Recognition and Disclosure Requirements."

ASU 2010-09 requires an entity that is an SEC filer to evaluate subsequent events through the date that the financial statements are issued and removes the requirement that an SEC filer disclose the date through which subsequent events have been evaluated. ASC 2010-09 was effective upon issuance.

In June 2009 the FASB issued ASC 860, formerly SFAS 166, "Accounting for Transfers of financial Assets -- an amendment of FASB Statement No. 140"

(ASC 860). ASC 860 eliminates the concept of a qualifying special-purpose entity, creates more stringent conditions for reporting a transfer of a portion of a financial asset as a sale, clarifies other sale-accounting criteria, and changes the initial measurement of a transferor's interest in transferred financial assets. ASC 860 will be effective April 1, 2010. The Company is in the process of evaluating the impact of this pronouncement on its consolidated financial position and results of operations. The adoption of this pronouncement is not expected to have a material impact on the Company's financial position and results of operations.

In June 2009 the FASB issued ASC 810, formerly SFAS 167, "Amendments to

FASB Interpretation No. 46(R)" (ASC 810). ASC 810 eliminates Interpretation

46(R)'s exceptions to consolidating qualifying special-purpose entities,

contains new criteria for determining the primary beneficiary, and increases the frequency of required reassessments to determine whether a company is the primary beneficiary of a variable interest entity. ASC 810 also contains a new requirement that any term, transaction, or arrangement that does not have a substantive effect on an entity's status as a variable interest entity, a company's power over a variable interest entity, or a company's obligation to absorb losses or its right to receive benefits of an entity must be disregarded in applying Interpretation 46(R)'s provisions. The elimination of the qualifying special-purpose entity concept and its consolidation exceptions means more entities will be subject to consolidation assessments and reassessments. ASC 810 will be effective April 1, 2010. The adoption of this pronouncement is not expected to have a material impact on the Company's financial position and results of operations.

In August 2009, FASB issued Accounting Standards Update 2009-05 which includes amendments to Subtopic 820-10, Fair Value Measurements and

Disclosures--Overall. The update provides clarification that in circumstances,

in which a quoted price in an active market for the identical liability is not available, a reporting entity is required to measure fair value using one or more of the techniques provided for in this update. The amendments in this

Update clarify that a reporting entity is not required to include a separate input or adjustment to other inputs relating to the existence of a restriction that prevents the transfer of the liability and also clarifies that both a quoted price in an active market for the identical liability at the measurement date and the quoted price for the identical liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required are Level 1 fair value measurements. The adoption of this standard did not have a material impact on the Company's financial position and results of operations.

The FASB has published FASB Accounting Standards Update 2009-13,

Revenue Recognition (Topic 605)-Multiple Deliverable Revenue Arrangements which addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. Specifically, this guidance amends the criteria in Subtopic

605-25, Revenue Recognition-Multiple-Element Arrangements, for separating consideration in multiple-deliverable arrangements. This guidance establishes a selling price hierarchy for determining the selling price of a deliverable,

which is based on: (a) vendor-specific objective evidence; (b) third-party evidence; or (c) estimates. This guidance also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method and also requires expanded disclosures. FASB Accounting Standards

Update 2009-13 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010.

Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company's financial position and results of operations.

In September 2009, the FASB issued ASU No. 2009-14, "Software (Topic

985) -- Certain Revenue Arrangements That Include Software Elements" ("ASU No.

2009-14"). ASU No. 2009-14 changes the accounting model for revenue arrangements that include both tangible products and software elements to allow for alternatives when vendor-specific objective evidence does not exist. Under this guidance, tangible products containing software components and non-software components that function together to deliver the tangible product's essential functionality and hardware components of a tangible product containing software components are excluded from the software revenue guidance in Subtopic 985-605,

"Software-Revenue Recognition;" thus, these arrangements are excluded from this update. ASU No. 2009-14 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June

15, 2010 with early adoption permitted. The adoption of this pronouncement is not expected to have a material impact on our financial position or results of operations.

The FASB has issued Accounting Standards Update (ASU) No. 2010-06, Fair

Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair

Value Measurements. This ASU requires some new disclosures and clarifies some existing disclosure requirements about fair value measurement as set forth in

Codification Subtopic 820-10. ASU 2010-06 amends Codification Subtopic 820-10 and now requires a reporting entity to use judgment in determining the appropriate classes of assets and liabilities and to provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, as this standard relates specifically to disclosures, the adoption will not have an impact on the Company's financial position and results of operations.

In March 2010, the FASB issued ASU No. 2010-17, Revenue Recognition--

Milestone Method (Topic 605): Milestone Method of Revenue Recognition. This

standard provides that the milestone method is a valid application of the proportional performance model for revenue recognition if the milestones are substantive and there is substantive uncertainty about whether the milestones will be achieved. Determining whether a milestone is substantive requires judgment that should be made at the inception of the arrangement. To meet the definition of a substantive milestone, the consideration earned by achieving the milestone (1) would have to be commensurate with either the level of effort required to achieve the milestone or the enhancement in the value of the item delivered, (2) would have to relate solely to past performance, and (3) should be reasonable relative to all deliverables and payment terms in the arrangement.

No bifurcation of an individual milestone is allowed and there can be more than one milestone in an arrangement. The new standard is effective for interim and annual periods beginning on or after June 15, 2010. The adoption of this standard is not expected to have a material impact on the Company's financial position and results of operations.

Subsequent Events

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We evaluated subsequent events through the date and time our financial statements were issued.